Northern Lights Fund Trust III

Marathon Value Portfolio

Incorporated herein by reference is the definitive version of the supplement for Marathon Value Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 24, 2014, (SEC Accession No. 0000910472-14-001283).